Supplemental Cash Flow Information	12 Months Ended
Apr. 30, 2022
Statement of cash flows [abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
2 2 .	SUPPLEMENTAL CASH FLOW INFORMATION

Non-cash investing and financing transactions (in thousands)	2022 $	2021 $
Acquisition of building and equipment by lease	312	1,209
Fair value of shares issued pursuant to deferred acquisition payment to IPA Europe	503	511
Fair value of shares issued pursuant to deferred acquisition payment to UPE	—	1,047

The following changes in liabilities arose from financing activities:

			Non-cash changes
(in thousands)	April 30, 2021 $	Cash Flows $	Acquisition $	Settlement / Disposal $	Accretion $	Foreign exchange movements and change in estimates $	April 30, 2022 $
Deferred acquisition payments	498	—	1,317	(503)	—	(6)	1,306
Convertible debentures	1,531	—	—	(304)	85	—	1,312
Leases	1,926	(962)	312	—	—	(42)	1,234

Total	3,955	(962)	1,629	(807)	85	(48)	3,852

			Non-cash changes
(in thousands)	April 30, 2020 $	Cash Flows $	Acquisition $	Debt forgiven / Settlement / Disposal $	Accretion $	Equity portion $	Foreign exchange movements and change in estimates $	April 30, 2021 $
Deferred acquisition payments	2,826	(1,029)	—	(1,558)	222	—	37	498
Debentures	2,000	(2,000)	—	—	—	—	—	—
Convertible debentures	313	2,202	—	(904)	124	(204)	—	1,531
Loans payable	312	(29)	—	(280)	—	—	(3)	—
Leases	1,884	(945)	1,209	(147)	—	—	(75)	1,926

Total	7,335	(1,801)	1,209	(2,889)	346	(204)	(41)	3,955